Issued capital and reserves - Authorized capital, in number of shares (Details) - € / shares	Jun. 30, 2021	Dec. 31, 2020	Nov. 29, 2019
Share Capital, Reserves And Other Equity Interest [Abstract]
Authorised capital (in shares)	312,150,039	147,036,688
Nominal value (euro per share)	€ 0.02	€ 0.02
Number of ordinary shares per each ADS (in shares)			4